CERTIFICATION OF
                            STRONG EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                             STRONG ENTERPRISE FUND
                        STRONG LARGE COMPANY GROWTH FUND

STRONG EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Prospectus and Statement of Additional Information for Strong Enterprise Fund - Institutional Class shares and Strong Large Company Growth Fund - Class K shares dated June 30, 2003, filed by the Registrant pursuant to Post-Effective Amendment No. 57 (File No. 33-70764; 811-8100), which was filed with the Securities and Exchange Commission on June 27, 2003 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Enterprise Fund and Strong Large Company Growth Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG EQUITY FUNDS, INC.


                                             /s/ Christopher O. Petersen
                                            ---------------------------------
                                            By: Christopher O. Petersen
                                            Title: Vice President and
                                            Assistant Secretary

Dated: July 3, 2003